Distribution Date:	02/17/22	BBCMS Mortgage Trust 2019-C4
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2019-C4

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 412-4000
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 310-9821
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	07335CAA2	2.000000%	24,699,000.00	15,122,029.15	396,911.40	25,203.38	0.00	0.00	422,114.78	14,725,117.75	23.30%	23.05%
A-2	07335CAB0	2.781000%	22,190,000.00	22,190,000.00	0.00	51,425.32	0.00	0.00	51,425.32	22,190,000.00	23.30%	23.05%
A-3	07335CAC8	2.502000%	11,700,000.00	11,700,000.00	0.00	24,394.50	0.00	0.00	24,394.50	11,700,000.00	23.30%	23.05%
A-SB	07335CAD6	2.832000%	35,614,000.00	35,614,000.00	0.00	84,049.04	0.00	0.00	84,049.04	35,614,000.00	19.46%	19.25%
A-4	07335CAE4	2.661000%	137,831,000.00	137,831,000.00	0.00	305,640.24	0.00	0.00	305,640.24	137,831,000.00	23.30%	23.05%
A-5	07335CAF1	2.919000%	424,103,000.00	424,103,000.00	0.00	1,031,630.55	0.00	0.00	1,031,630.55	424,103,000.00	23.30%	23.05%
A-S	07335CAG9	3.171000%	100,764,000.00	100,764,000.00	0.00	266,268.87	0.00	0.00	266,268.87	100,764,000.00	23.30%	23.05%
B	07335CAH7	3.322000%	41,008,000.00	41,008,000.00	0.00	113,523.81	0.00	0.00	113,523.81	41,008,000.00	15.04%	14.88%
C	07335CAJ3	3.469000%	37,494,000.00	37,494,000.00	0.00	108,388.91	0.00	0.00	108,388.91	37,494,000.00	10.99%	10.88%
D	07335CAT1	3.250000%	23,433,000.00	23,433,000.00	0.00	63,464.37	0.00	0.00	63,464.37	23,433,000.00	8.47%	8.38%
E	07335CAV6	3.250000%	17,576,000.00	17,576,000.00	0.00	47,601.67	0.00	0.00	47,601.67	17,576,000.00	6.57%	6.50%
F	07335CAX2	2.800000%	17,575,000.00	17,575,000.00	0.00	41,008.33	0.00	0.00	41,008.33	17,575,000.00	4.67%	4.63%
G	07335CAZ7	2.800000%	9,373,000.00	9,373,000.00	0.00	21,870.33	0.00	0.00	21,870.33	9,373,000.00	3.66%	3.63%
H-RR	07335CBB9	4.412085%	33,979,142.00	33,979,142.00	0.00	206,168.12	0.00	0.00	206,168.12	33,979,142.00	0.00%	0.00%
S	07335CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	07335CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			937,339,142.00	927,762,171.15	396,911.40	2,390,637.44	0.00	0.00	2,787,548.84	927,365,259.75

Notional Certificates
X-A	07335CAK0	1.586652%	656,137,000.00	646,560,029.15	0.00	854,888.25	0.00	0.00	854,888.25	646,163,117.75
X-B	07335CAL8	1.144215%	179,266,000.00	179,266,000.00	0.00	170,932.38	0.00	0.00	170,932.38	179,266,000.00
X-D	07335CAM6	1.162085%	41,009,000.00	41,009,000.00	0.00	39,713.27	0.00	0.00	39,713.27	41,009,000.00
X-F	07335CAP9	1.612085%	17,575,000.00	17,575,000.00	0.00	23,610.32	0.00	0.00	23,610.32	17,575,000.00
X-G	07335CAR5	1.612085%	9,373,000.00	9,373,000.00	0.00	12,591.72	0.00	0.00	12,591.72	9,373,000.00
Notional SubTotal			903,360,000.00	893,783,029.15	0.00	1,101,735.94	0.00	0.00	1,101,735.94	893,386,117.75

Deal Distribution Total					396,911.40	3,492,373.38	0.00	0.00	3,889,284.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07335CAA2	612.25268837	16.06993805	1.02042107	0.00000000	0.00000000	0.00000000	0.00000000	17.09035912	596.18275031
A-2	07335CAB0	1,000.00000000	0.00000000	2.31749977	0.00000000	0.00000000	0.00000000	0.00000000	2.31749977	1,000.00000000
A-3	07335CAC8	1,000.00000000	0.00000000	2.08500000	0.00000000	0.00000000	0.00000000	0.00000000	2.08500000	1,000.00000000
A-SB	07335CAD6	1,000.00000000	0.00000000	2.36000000	0.00000000	0.00000000	0.00000000	0.00000000	2.36000000	1,000.00000000
A-4	07335CAE4	1,000.00000000	0.00000000	2.21749998	0.00000000	0.00000000	0.00000000	0.00000000	2.21749998	1,000.00000000
A-5	07335CAF1	1,000.00000000	0.00000000	2.43250001	0.00000000	0.00000000	0.00000000	0.00000000	2.43250001	1,000.00000000
A-S	07335CAG9	1,000.00000000	0.00000000	2.64250000	0.00000000	0.00000000	0.00000000	0.00000000	2.64250000	1,000.00000000
B	07335CAH7	1,000.00000000	0.00000000	2.76833325	0.00000000	0.00000000	0.00000000	0.00000000	2.76833325	1,000.00000000
C	07335CAJ3	1,000.00000000	0.00000000	2.89083347	0.00000000	0.00000000	0.00000000	0.00000000	2.89083347	1,000.00000000
D	07335CAT1	1,000.00000000	0.00000000	2.70833312	0.00000000	0.00000000	0.00000000	0.00000000	2.70833312	1,000.00000000
E	07335CAV6	1,000.00000000	0.00000000	2.70833352	0.00000000	0.00000000	0.00000000	0.00000000	2.70833352	1,000.00000000
F	07335CAX2	1,000.00000000	0.00000000	2.33333314	0.00000000	0.00000000	0.00000000	0.00000000	2.33333314	1,000.00000000
G	07335CAZ7	1,000.00000000	0.00000000	2.33333298	0.00000000	0.00000000	0.00000000	0.00000000	2.33333298	1,000.00000000
H-RR	07335CBB9	1,000.00000000	0.00000000	6.06749046	(2.39075313)	24.37137230	0.00000000	0.00000000	6.06749046	1,000.00000000
S	07335CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	07335CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07335CAK0	985.40400732	0.00000000	1.30291121	0.00000000	0.00000000	0.00000000	0.00000000	1.30291121	984.79908579
X-B	07335CAL8	1,000.00000000	0.00000000	0.95351255	0.00000000	0.00000000	0.00000000	0.00000000	0.95351255	1,000.00000000
X-D	07335CAM6	1,000.00000000	0.00000000	0.96840377	0.00000000	0.00000000	0.00000000	0.00000000	0.96840377	1,000.00000000
X-F	07335CAP9	1,000.00000000	0.00000000	1.34340370	0.00000000	0.00000000	0.00000000	0.00000000	1.34340370	1,000.00000000
X-G	07335CAR5	1,000.00000000	0.00000000	1.34340339	0.00000000	0.00000000	0.00000000	0.00000000	1.34340339	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/22 - 01/30/22	30	0.00	25,203.38	0.00	25,203.38	0.00	0.00	0.00	25,203.38	0.00
A-2	01/01/22 - 01/30/22	30	0.00	51,425.32	0.00	51,425.32	0.00	0.00	0.00	51,425.32	0.00
A-3	01/01/22 - 01/30/22	30	0.00	24,394.50	0.00	24,394.50	0.00	0.00	0.00	24,394.50	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	84,049.04	0.00	84,049.04	0.00	0.00	0.00	84,049.04	0.00
A-4	01/01/22 - 01/30/22	30	0.00	305,640.24	0.00	305,640.24	0.00	0.00	0.00	305,640.24	0.00
A-5	01/01/22 - 01/30/22	30	0.00	1,031,630.55	0.00	1,031,630.55	0.00	0.00	0.00	1,031,630.55	0.00
X-A	01/01/22 - 01/30/22	30	0.00	854,888.25	0.00	854,888.25	0.00	0.00	0.00	854,888.25	0.00
X-B	01/01/22 - 01/30/22	30	0.00	170,932.38	0.00	170,932.38	0.00	0.00	0.00	170,932.38	0.00
A-S	01/01/22 - 01/30/22	30	0.00	266,268.87	0.00	266,268.87	0.00	0.00	0.00	266,268.87	0.00
B	01/01/22 - 01/30/22	30	0.00	113,523.81	0.00	113,523.81	0.00	0.00	0.00	113,523.81	0.00
C	01/01/22 - 01/30/22	30	0.00	108,388.91	0.00	108,388.91	0.00	0.00	0.00	108,388.91	0.00
X-D	01/01/22 - 01/30/22	30	0.00	39,713.27	0.00	39,713.27	0.00	0.00	0.00	39,713.27	0.00
X-F	01/01/22 - 01/30/22	30	0.00	23,610.32	0.00	23,610.32	0.00	0.00	0.00	23,610.32	0.00
X-G	01/01/22 - 01/30/22	30	0.00	12,591.72	0.00	12,591.72	0.00	0.00	0.00	12,591.72	0.00
D	01/01/22 - 01/30/22	30	0.00	63,464.37	0.00	63,464.37	0.00	0.00	0.00	63,464.37	0.00
E	01/01/22 - 01/30/22	30	0.00	47,601.67	0.00	47,601.67	0.00	0.00	0.00	47,601.67	0.00
F	01/01/22 - 01/30/22	30	0.00	41,008.33	0.00	41,008.33	0.00	0.00	0.00	41,008.33	0.00
G	01/01/22 - 01/30/22	30	0.00	21,870.33	0.00	21,870.33	0.00	0.00	0.00	21,870.33	0.00
H-RR	01/01/22 - 01/30/22	30	906,022.85	124,932.37	0.00	124,932.37	(81,235.74)	0.00	0.00	206,168.12	828,118.32
Totals			906,022.85	3,411,137.63	0.00	3,411,137.63	(81,235.74)	0.00	0.00	3,492,373.38	828,118.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,889,284.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,537,085.32	Master Servicing Fee	3,679.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,893.54
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	399.45
ARD Interest	0.00	Operating Advisor Fee	1,875.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	105.33
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,537,085.32	Total Fees	12,243.04

Principal		Expenses/Reimbursements
Scheduled Principal	396,911.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	4,531.19
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(86,666.66)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	899.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	396,911.40	Total Expenses/Reimbursements	(81,235.74)

		Interest Reserve Deposit	113,704.59

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,492,373.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	396,911.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,889,284.78
Total Funds Collected	3,933,996.72	Total Funds Distributed	3,933,996.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	927,762,171.66	927,762,171.66	Beginning Certificate Balance	927,762,171.15
(-) Scheduled Principal Collections	396,911.40	396,911.40	(-) Principal Distributions	396,911.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	927,365,260.26	927,365,260.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	928,835,315.19	928,835,315.19	Ending Certificate Balance	927,365,259.75
Ending Actual Collateral Balance	928,357,531.21	928,357,531.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.51)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.51)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	25,343,136.89	2.73%	89	4.6634	NAP	Defeased	2	25,343,136.89	2.73%	89	4.6634	NAP
$9,999,999 or less	39	217,925,330.25	23.50%	86	4.7781	1.963015	1.39 or less	18	163,201,931.12	17.60%	84	4.8555	0.942914
$10,000,000 to $19,999,999	25	355,893,875.30	38.38%	85	4.5569	1.895213	1.40 to 1.49	2	18,397,074.12	1.98%	90	4.8750	1.471450
$20,000,000 to $29,999,999	6	127,905,417.82	13.79%	85	4.4482	2.075367	1.50 to 1.59	6	46,547,726.37	5.02%	89	4.7859	1.549883
$30,000,000 to $39,999,999	1	31,297,500.00	3.37%	90	3.8090	2.632800	1.60 to 1.69	3	42,704,121.86	4.60%	89	4.3873	1.688299
$40,000,000 to $49,999,999	1	44,000,000.00	4.74%	90	4.0320	2.795700	1.70 to 1.79	2	17,785,261.24	1.92%	65	4.6914	1.791488
$50,000,000 or greater	2	125,000,000.00	13.48%	89	3.6708	2.676884	1.80 to 1.99	9	94,889,712.06	10.23%	87	4.5277	1.911762
Totals	76	927,365,260.26	100.00%	86	4.4272	2.099005	2.00 to 2.99	28	412,132,776.83	44.44%	86	4.3215	2.396006
							3.0 or greater	6	106,363,519.77	11.47%	89	3.7712	3.589762
							Totals	76	927,365,260.26	100.00%	86	4.4272	2.099005
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	25,343,136.89	2.73%	89	4.6634	NAP	Virginia	2	11,886,187.22	1.28%	89	4.0846	1.770471
Arizona	5	19,102,813.31	2.06%	89	4.1472	2.268639	Washington	2	15,505,473.64	1.67%	74	4.5418	0.920330
California	19	243,888,898.61	26.30%	89	4.1051	2.418054	Wisconsin	6	14,811,788.56	1.60%	90	4.0686	2.703727
Colorado	4	16,253,090.42	1.75%	90	5.5703	1.424179	Totals	377	927,365,260.26	100.00%	86	4.4272	2.099005
Florida	9	53,667,058.64	5.79%	81	4.7005	1.599976
									Property Type³
Georgia	7	24,990,557.11	2.69%	75	4.7268	2.393443
Hawaii	188	35,000,000.00	3.77%	86	4.9683	2.538869		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	4	7,636,676.41	0.82%	90	4.0320	2.795700		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	5	16,573,694.82	1.79%	90	5.1975	1.111168	Defeased	6	25,343,136.89	2.73%	89	4.6634	NAP
Kentucky	1	19,000,000.00	2.05%	89	4.5200	1.690700	Industrial	17	56,671,118.59	6.11%	77	4.7132	1.820641
Louisiana	20	57,315,866.66	6.18%	90	4.1877	2.167275	Lodging	31	157,251,572.57	16.96%	85	4.9082	1.940227
Maryland	8	12,600,000.00	1.36%	89	4.4938	1.846510	Mixed Use	5	28,917,395.21	3.12%	89	4.6512	1.894671
Michigan	7	29,868,928.34	3.22%	90	4.2220	3.139110	Mobile Home Park	4	15,653,864.81	1.69%	89	4.5587	1.671979
Minnesota	1	2,614,378.06	0.28%	87	4.3427	2.014500	Multi-Family	15	117,382,642.54	12.66%	87	4.1616	1.892881
Mississippi	12	17,137,157.72	1.85%	90	4.2672	2.172387	Office	21	301,795,985.48	32.54%	86	4.2054	2.365332
New Jersey	3	26,000,000.00	2.80%	90	4.0590	3.860146	Other	181	38,642,681.89	4.17%	86	4.6660	2.246509
New York	16	108,887,534.98	11.74%	87	4.3798	1.837982	Retail	64	138,462,696.20	14.93%	89	4.4396	2.031593
North Carolina	8	13,292,093.79	1.43%	88	4.7104	1.140241	Self Storage	33	40,297,500.00	4.35%	90	3.8628	2.728210
Ohio	4	12,047,284.97	1.30%	30	5.3015	2.065207	Totals	377	927,365,260.26	100.00%	86	4.4272	2.099005
Oklahoma	3	15,047,316.07	1.62%	89	4.8783	0.194387
Oregon	2	7,255,741.61	0.78%	89	3.9984	2.304453
Pennsylvania	7	66,563,323.24	7.18%	82	4.8366	1.920237
South Carolina	12	17,950,095.91	1.94%	89	4.6888	1.907640
Tennessee	4	16,512,054.38	1.78%	88	4.6944	1.412395
Texas	12	13,667,442.82	1.47%	90	3.9297	2.635408

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	25,343,136.89	2.73%	89	4.6634	NAP	Defeased	2	25,343,136.89	2.73%	89	4.6634	NAP
	3.999% or less	8	215,097,500.00	23.19%	89	3.7382	2.733736	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.4999%	19	259,883,938.87	28.02%	89	4.1413	2.321625	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	32	313,480,030.85	33.80%	85	4.7267	1.703152	25 months to 36 months	70	825,004,623.37	88.96%	87	4.3875	2.141208
	5.000% to 5.4999%	7	42,908,022.64	4.63%	59	5.2324	1.412498	37 months to 48 months	4	77,017,500.00	8.30%	80	4.7749	1.834019
	5.500% or greater	8	70,652,631.01	7.62%	89	5.6739	1.724960	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	927,365,260.26	100.00%	86	4.4272	2.099005	Totals	76	927,365,260.26	100.00%	86	4.4272	2.099005
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	25,343,136.89	2.73%	89	4.6634	NAP	Defeased	2	25,343,136.89	2.73%	89	4.6634	NAP
	60 months or less	4	33,259,417.23	3.59%	38	5.0893	1.651010	Interest Only	27	457,407,500.00	49.32%	87	4.1536	2.339455
61 months to 84 months		5	96,017,500.00	10.35%	81	4.6829	1.929947	330 months or less	47	444,614,623.37	47.94%	85	4.6953	1.884043
	85 months or greater	65	772,745,206.14	83.33%	89	4.3592	2.157939	331 months to 357 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	927,365,260.26	100.00%	86	4.4272	2.099005	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	76	927,365,260.26	100.00%	86	4.4272	2.099005
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	25,343,136.89	2.73%	89	4.6634	NAP				None
Underwriter's Information		6	63,312,991.81	6.83%	84	4.8161	1.885248
	12 months or less	61	787,252,793.75	84.89%	86	4.3858	2.162906
	13 months to 24 months	7	51,456,337.81	5.55%	88	4.4666	1.664384
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	927,365,260.26	100.00%	86	4.4272	2.099005
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	322181001	OF	Sunnyvale	CA	Actual/360	3.764%	210,671.61	0.00	0.00	07/06/29	06/06/34	--	65,000,000.00	65,000,000.00	02/06/22
2	883100996	OF	San Francisco	CA	Actual/360	3.570%	184,450.00	0.00	0.00	N/A	06/06/29	--	60,000,000.00	60,000,000.00	02/06/22
3	322181003	OF	Malvern	PA	Actual/360	4.860%	83,700.00	0.00	0.00	N/A	11/07/28	--	20,000,000.00	20,000,000.00	02/07/22
3A	322181103	OF	Malvern	PA	Actual/360	4.860%	83,700.00	0.00	0.00	N/A	11/07/28	--	20,000,000.00	20,000,000.00	02/07/22
3B	322181113	OF	Malvern	PA	Actual/360	4.860%	71,218.24	0.00	0.00	N/A	11/07/28	--	17,017,500.00	17,017,500.00	02/07/22
4	303161317	Various Various		Various	Actual/360	4.032%	152,768.00	0.00	0.00	N/A	08/01/29	--	44,000,000.00	44,000,000.00	02/01/22
5	322181005	SS	Various	Various	Actual/360	3.809%	102,654.93	0.00	0.00	N/A	08/01/29	--	31,297,500.00	31,297,500.00	02/01/22
6	307331133	MF	Harvey	LA	Actual/360	3.800%	81,805.56	0.00	0.00	N/A	08/06/29	--	25,000,000.00	25,000,000.00	02/06/22
7	322181007	LO	San Diego	CA	Actual/360	4.650%	91,826.37	27,285.73	0.00	N/A	07/06/29	--	22,932,703.55	22,905,417.82	02/06/22
8	322181008	MF	Brooklyn	NY	Actual/360	4.532%	78,053.76	0.00	0.00	N/A	08/05/28	--	20,000,000.00	20,000,000.00	02/05/22
9	695101145	RT	Temecula	CA	Actual/360	4.120%	70,955.56	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	02/06/22
10	322181010	Various Various		HI	Actual/360	4.310%	70,516.39	0.00	0.00	N/A	02/07/29	--	19,000,000.00	19,000,000.00	02/07/22
11	303161319	OF	Farmington Hills	MI	Actual/360	4.010%	65,608.06	0.00	0.00	N/A	08/01/29	--	19,000,000.00	19,000,000.00	02/01/22
12	322181012	OF	Louisville	KY	Actual/360	4.520%	73,952.22	0.00	0.00	N/A	07/06/29	--	19,000,000.00	19,000,000.00	02/06/22
13	307331126	IN	Ocala	FL	Actual/360	4.500%	70,510.03	25,506.84	0.00	N/A	07/06/29	--	18,196,137.19	18,170,630.35	02/06/22
14	303161312	MF	Glenmont	NY	Actual/360	4.040%	63,315.78	0.00	0.00	N/A	07/01/29	--	18,200,000.00	18,200,000.00	02/01/22
15	322181015	OF	Various	LA	Actual/360	4.750%	70,747.89	20,018.75	0.00	N/A	08/01/29	--	17,296,597.55	17,276,578.80	12/01/21
16	322181016	MF	Brooklyn	NY	Actual/360	3.900%	57,091.67	0.00	0.00	N/A	06/06/29	--	17,000,000.00	17,000,000.00	02/06/22
17	322181017	LO	Various	Various	Actual/360	4.550%	62,853.12	22,260.19	0.00	N/A	07/06/29	--	16,041,916.08	16,019,655.89	02/06/22
18	322181018	Various Various		HI	Actual/360	5.750%	79,222.22	0.00	0.00	N/A	06/06/29	--	16,000,000.00	16,000,000.00	02/06/22
19	322181019	LO	Various	NC	Actual/360	4.958%	42,693.89	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	02/01/22
19A	322181119	LO	Various	Various	Actual/360	4.958%	21,346.94	0.00	0.00	N/A	05/01/29	--	5,000,000.00	5,000,000.00	02/01/22
20	322181020	OF	Phoenix	AZ	Actual/360	4.150%	50,923.96	0.00	0.00	N/A	08/01/29	--	14,250,000.00	14,250,000.00	02/01/22
21	307331142	OF	Morristown	NJ	Actual/360	4.081%	49,199.31	0.00	0.00	N/A	08/06/29	--	14,000,000.00	14,000,000.00	02/06/22
22	695101146	MF	New York	NY	Actual/360	4.300%	51,283.47	0.00	0.00	N/A	07/06/29	--	13,850,000.00	13,850,000.00	02/06/22
23	322181023	LO	Various	IN	Actual/360	5.500%	62,354.70	22,389.37	0.00	N/A	08/06/29	--	13,165,801.49	13,143,412.12	10/06/20
24	303161309	OF	Various	CA	Actual/360	4.900%	57,806.39	0.00	0.00	N/A	06/01/29	--	13,700,000.00	13,700,000.00	02/01/22
25	303161302	MF	Warner Robins	GA	Actual/360	4.900%	56,329.58	0.00	0.00	N/A	06/01/29	--	13,350,000.00	13,350,000.00	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	322181026	LO	Nashville	TN	Actual/360	4.930%	51,457.57	15,643.94	0.00	N/A	06/01/29	--	12,121,131.09	12,105,487.15	02/01/22
27	307331140	OF	Tampa	FL	Actual/360	4.730%	50,913.19	0.00	0.00	N/A	08/06/26	--	12,500,000.00	12,500,000.00	02/06/22
28	307331139	IN	Wilmington	OH	Actual/360	4.400%	45,505.41	17,089.70	0.00	N/A	08/06/29	05/06/29	12,010,226.59	11,993,136.89	02/06/22
29	695101132	LO	Bellingham	WA	Actual/360	4.300%	43,593.56	17,275.63	0.00	N/A	06/06/29	--	11,773,203.55	11,755,927.92	02/06/22
30	695101152	MH	Various	Various	Actual/360	4.470%	46,190.00	0.00	0.00	N/A	07/06/29	--	12,000,000.00	12,000,000.00	02/06/22
31	322181031	IN	Leesburg	OH	Actual/360	5.360%	52,501.36	20,189.23	0.00	N/A	05/01/24	--	11,374,872.30	11,354,683.07	02/01/22
32	695101147	IN	Chula Vista	CA	Actual/360	4.050%	36,618.75	0.00	0.00	N/A	08/06/29	--	10,500,000.00	10,500,000.00	02/06/22
33	883100991	Various Various		Various	Actual/360	4.343%	37,582.88	0.00	0.00	N/A	05/06/29	--	10,050,000.00	10,050,000.00	02/06/22
34	322181034	MF	Los Angeles	CA	Actual/360	4.150%	35,736.11	0.00	0.00	N/A	05/06/29	--	10,000,000.00	10,000,000.00	02/06/22
35	307331122	98	Monsey	NY	Actual/360	5.020%	43,227.78	0.00	0.00	N/A	05/06/29	--	10,000,000.00	10,000,000.00	02/06/22
36	322181036	MU	Ambler	PA	Actual/360	4.750%	40,559.98	11,604.75	0.00	N/A	06/06/29	--	9,916,192.23	9,904,587.48	02/06/22
37	883101012	RT	Bluefield	VA	Actual/360	4.100%	32,524.89	13,982.95	0.00	N/A	07/06/29	--	9,212,401.38	9,198,418.43	02/06/22
38	303161322	IN	Watkins	CO	Actual/360	5.650%	44,802.84	10,034.56	0.00	N/A	08/01/29	--	9,208,690.25	9,198,655.69	02/01/22
39	322181039	Various Various		Various	Actual/360	4.139%	33,645.47	0.00	0.00	N/A	06/06/29	--	9,440,000.00	9,440,000.00	02/06/22
40	695101143	SS	Moreno Valley	CA	Actual/360	4.050%	31,387.50	0.00	0.00	N/A	07/06/29	--	9,000,000.00	9,000,000.00	02/06/22
41	303161323	LO	Pacific Grove	CA	Actual/360	5.900%	42,420.56	8,589.18	0.00	N/A	08/01/29	--	8,349,589.91	8,341,000.73	04/01/21
42	322181042	OF	Thousand Oaks	CA	Actual/360	4.850%	35,499.31	0.00	0.00	N/A	06/06/29	--	8,500,000.00	8,500,000.00	02/06/22
43	883101014	LO	Covington	GA	Actual/360	4.000%	28,567.57	12,012.73	0.00	N/A	08/06/29	--	8,293,810.99	8,281,798.26	02/06/22
44	322181044	RT	Palm Beach Gardens	FL	Actual/360	5.500%	38,890.11	9,371.96	0.00	N/A	06/06/29	--	8,211,402.31	8,202,030.35	02/06/22
45	303161314	LO	El Reno	OK	Actual/360	4.900%	30,790.99	20,910.09	0.00	N/A	07/01/29	--	7,297,404.29	7,276,494.20	03/01/20
46	303161313	LO	El Reno	OK	Actual/360	4.900%	30,401.23	20,645.41	0.00	N/A	07/01/29	--	7,205,031.96	7,184,386.55	09/01/20
47	303161310	MU	Syracuse	NY	Actual/360	4.550%	29,385.42	0.00	0.00	N/A	07/01/29	--	7,500,000.00	7,500,000.00	02/01/22
48	322181048	RT	Staten Island	NY	Actual/360	4.680%	28,640.76	8,355.94	0.00	N/A	08/01/29	--	7,106,888.32	7,098,532.38	02/01/22
49	883101000	LO	Hasbrouck Heights	NJ	Actual/360	3.700%	22,302.78	0.00	0.00	N/A	07/06/29	--	7,000,000.00	7,000,000.00	02/06/22
50	322181050	RT	Colorado Springs	CO	Actual/360	5.700%	29,476.70	6,508.13	0.00	N/A	07/06/29	--	6,005,439.71	5,998,931.58	02/06/22
51	322181051	MF	Baltimore	MD	Actual/360	4.520%	23,353.33	0.00	0.00	N/A	06/01/29	--	6,000,000.00	6,000,000.00	02/01/22
52	322181052	LO	San Francisco	CA	Actual/360	5.450%	27,228.32	6,651.03	0.00	N/A	07/06/29	--	5,801,832.30	5,795,181.27	02/06/22
53	307331131	LO	Peachtree City	GA	Actual/360	5.200%	25,359.77	8,282.77	0.00	N/A	08/06/24	--	5,663,471.21	5,655,188.44	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
54	883100999	IN	Beaverton	OR	Actual/360	3.960%	19,437.00	0.00	0.00	N/A	07/06/29	--	5,700,000.00	5,700,000.00	02/06/22
55	322181055	RT	Summerville	SC	Actual/360	4.600%	20,964.15	7,231.29	0.00	N/A	08/06/29	--	5,292,492.53	5,285,261.24	02/06/22
56	322181056	RT	Various	SC	Actual/360	5.970%	25,997.58	8,053.27	0.00	N/A	06/06/29	--	5,057,075.14	5,049,021.87	02/06/22
57	695101142	98	Los Angeles	CA	Actual/360	4.100%	18,535.42	0.00	0.00	N/A	07/06/29	--	5,250,000.00	5,250,000.00	02/06/22
58	322181058	MU	Red Bank	NJ	Actual/360	4.500%	19,375.00	0.00	0.00	N/A	08/01/29	--	5,000,000.00	5,000,000.00	02/01/22
59	322181059	LO	Kennesaw	GA	Actual/360	5.500%	22,391.82	8,312.55	0.00	N/A	03/01/29	--	4,727,891.22	4,719,578.67	02/01/22
60	695101150	RT	Winter Park	FL	Actual/360	3.960%	13,981.00	0.00	0.00	N/A	08/06/29	--	4,100,000.00	4,100,000.00	02/06/22
61	307331138	RT	Fulton	MS	Actual/360	4.560%	15,109.56	5,300.70	0.00	N/A	08/06/29	--	3,847,934.31	3,842,633.61	02/06/22
62	307331132	LO	Bremerton	WA	Actual/360	5.300%	17,142.83	6,644.12	0.00	N/A	07/06/24	--	3,756,189.84	3,749,545.72	02/06/22
63	695101149	RT	Various	MS	Actual/360	5.150%	16,456.40	6,684.74	0.00	N/A	08/06/29	--	3,710,806.60	3,704,121.86	02/06/22
64	883101009	MH	Midway Park	NC	Actual/360	4.850%	15,279.89	4,772.40	0.00	N/A	07/06/29	--	3,658,637.21	3,653,864.81	02/06/22
65	322181065	MU	Reidsville	NC	Actual/360	4.720%	14,702.47	4,531.63	0.00	N/A	07/01/29	--	3,617,339.36	3,612,807.73	02/01/22
66	322181066	MF	Palm Springs	CA	Actual/360	4.750%	13,398.12	4,077.07	0.00	N/A	07/01/29	--	3,275,600.86	3,271,523.79	02/01/22
67	322181067	LO	Mackinaw City	MI	Actual/360	4.950%	13,160.32	5,744.30	0.00	N/A	08/06/29	--	3,087,465.81	3,081,721.51	02/06/22
68	695101140	MU	Ann Arbor	MI	Actual/360	4.750%	11,861.81	0.00	0.00	N/A	07/06/29	--	2,900,000.00	2,900,000.00	02/06/22
69	322181069	RT	Brunswick	GA	Actual/360	5.100%	11,649.27	3,281.85	0.00	N/A	07/06/29	--	2,652,584.13	2,649,302.28	02/06/22
70	307331127	RT	Conyers	GA	Actual/360	4.400%	7,997.64	3,019.10	0.00	N/A	07/06/29	--	2,110,813.36	2,107,794.26	02/06/22
71	322181071	MF	Jacksonville	FL	Actual/360	4.850%	8,979.24	0.00	0.00	N/A	05/01/29	--	2,150,000.00	2,150,000.00	02/01/22
72	307331137	MF	Shelby Township	MI	Actual/360	4.650%	7,662.80	2,588.06	0.00	N/A	08/06/29	--	1,913,706.81	1,911,118.75	02/06/22
73	307331130	RT	Palatka	FL	Actual/360	4.950%	6,879.21	2,061.44	0.00	N/A	07/06/29	--	1,613,890.23	1,611,828.79	02/06/22
Totals							3,537,085.32	396,911.40	0.00				927,762,171.66	927,365,260.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	36,521,966.19	30,878,634.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	9,782,291.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,406,864.00	8,858,707.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,345,079.11	4,758,807.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,582,704.55	10,736,456.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,360,838.00	1,839,711.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,717,645.00	3,524,597.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	23,773,543.79	18,694,516.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,638,946.99	1,185,055.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	60,704,647.00	46,776,756.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,847,030.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,197,484.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,471,437.56	1,138,373.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,760,958.56	904,189.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	90,571.67	181,458.76	7,705.03	0.00
16	4,018,924.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,312,558.00	6,315,475.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,912,775.00	3,772,657.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,342,328.00	3,121,282.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,827,872.92	1,194,560.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,770,150.82	1,912,534.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	606,805.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,111,335.24	01/01/21	09/30/21	08/11/21	0.00	0.00	84,595.67	169,431.40	0.00	0.00
24	1,442,172.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	843,945.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	3,273,878.40	2,269,966.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	545,076.53	1,382,693.72	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	792,557.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,918,299.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,036,853.61	861,156.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	5,078,685.96	3,507,937.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	13,712,677.80	12,512,871.02	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	2,217,375.65	675,796.45	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,217,621.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,010,705.36	463,322.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,098,654.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	8,797,454.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,087,936.00	855,364.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	509,380.35	1,286,421.96	01/01/21	09/30/21	07/12/21	0.00	0.00	50,915.62	509,919.13	0.00	0.00
42	0.00	423,232.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,024,224.88	1,898,930.10	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	421,395.00	602,269.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	28,925.15	01/01/21	09/30/21	02/11/22	2,914,793.86	254,705.55	36,992.60	963,304.86	0.00	0.00
46	0.00	89,008.80	01/01/21	09/30/21	02/11/22	2,748,375.20	125,887.99	39,385.23	753,220.00	26,638.88	0.00
47	878,970.01	663,087.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	540,401.14	486,272.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	2,169,524.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	590,570.00	598,355.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	604,783.83	394,958.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	73,096.00	01/01/21	09/30/21	06/11/21	584,659.20	0.00	0.00	0.00	0.00	0.00
53	0.00	326,941.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	631,031.00	445,120.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	557,157.00	484,914.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	397,441.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	249,481.00	441,146.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	481,991.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	848,782.20	956,125.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	530,607.61	0.00	--	--	--	0.00	0.00	0.00	0.00	1,706.65	0.00
61	426,800.00	320,100.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	168,717.13	327,798.21	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	478,524.40	361,242.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	314,916.16	185,802.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	290,057.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	395,760.00	308,052.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	497,149.00	700,866.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	95,564.92	235,893.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	357,660.00	206,855.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	223,277.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	163,660.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	229,357,921.49	202,564,819.89				6,247,828.26	380,593.54	302,460.79	2,577,334.15	36,050.56	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	1	17,276,578.80	0	0.00	4	35,945,293.60	0	0.00	2	14,460,880.75	0	0.00	0	0.00	0	0.00	4.427212%	4.395263%	86
01/18/22	0	0.00	0	0.00	5	41,819,659.95	0	0.00	2	14,502,436.25	0	0.00	0	0.00	0	0.00	4.427409%	4.395440%	87
12/17/21	0	0.00	1	17,316,534.75	5	41,898,490.40	1	8,358,135.68	2	14,543,817.14	0	0.00	0	0.00	0	0.00	4.427605%	4.395617%	88
11/18/21	0	0.00	1	17,338,669.16	5	41,983,194.80	0	0.00	2	14,587,001.27	0	0.00	0	0.00	0	0.00	4.427821%	4.395811%	89
10/18/21	1	17,358,434.98	0	0.00	5	42,061,292.01	0	0.00	2	14,628,026.84	0	0.00	0	0.00	0	0.00	4.428014%	4.400657%	90
09/17/21	0	0.00	0	0.00	5	42,145,289.91	0	0.00	2	14,670,868.51	0	0.00	0	0.00	0	0.00	4.428228%	4.401570%	91
08/17/21	1	13,350,000.00	0	0.00	5	42,222,660.36	0	0.00	2	14,711,541.69	0	0.00	0	0.00	0	0.00	4.428419%	4.401747%	92
07/16/21	0	0.00	0	0.00	6	55,649,684.35	0	0.00	2	14,752,043.98	0	0.00	0	0.00	0	0.00	4.428601%	4.398324%	93
06/17/21	0	0.00	0	0.00	6	55,732,648.17	0	0.00	2	14,794,381.30	0	0.00	0	0.00	0	0.00	4.428794%	4.398502%	94
05/17/21	0	0.00	0	0.00	6	55,808,954.89	0	0.00	2	14,834,535.52	0	0.00	0	0.00	0	0.00	4.428963%	4.398657%	95
04/16/21	1	12,265,546.63	0	0.00	6	55,891,227.62	0	0.00	2	14,876,537.38	0	0.00	0	0.00	0	0.00	4.429150%	4.398828%	96
03/17/21	1	17,400,000.00	0	0.00	6	55,966,823.41	0	0.00	2	14,916,346.40	0	0.00	0	0.00	0	0.00	4.429317%	4.398981%	97
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	322181015	12/01/21	1	1	90,571.67	181,458.76	32,013.72	17,316,534.75	10/18/21	13
23	322181023	10/06/20	15	6	84,595.67	169,431.40	0.00	13,188,085.32	06/11/20	9
41	303161323	04/01/21	9	6	50,915.62	509,919.13	118,092.26	8,430,347.66	05/27/20	2
45	303161314	03/01/20	22	6	36,992.60	963,304.86	272,192.33	7,746,585.67	03/23/20	7			11/02/20
46	303161313	09/01/20	16	6	39,385.23	753,220.00	41,446.62	7,532,589.94	03/27/20	7			12/22/20
Totals					302,460.79	2,577,334.15	463,744.93	54,214,143.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		20,759,417	20,759,417	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		12,500,000	12,500,000	0		0
> 60 Months		894,105,843	840,883,971	38,760,992		14,460,881

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	927,365,260	874,143,388	17,276,579	0	21,484,413	14,460,881
Jan-22	927,762,172	885,942,512	0	0	27,317,224	14,502,436
Dec-21	928,157,420	868,942,394	0	17,316,535	18,996,538	22,901,953
Nov-21	928,588,377	869,266,513	0	17,338,669	27,396,194	14,587,001
Oct-21	928,980,161	869,560,434	17,358,435	0	27,433,265	14,628,027
Sep-21	929,407,780	887,262,490	0	0	27,474,421	14,670,869
Aug-21	929,796,129	874,223,468	13,350,000	0	27,511,119	14,711,542
Jul-21	930,155,185	874,505,500	0	0	40,897,640	14,752,044
Jun-21	930,517,666	874,785,018	0	0	40,938,267	14,794,381
May-21	930,835,958	875,027,003	0	0	40,974,419	14,834,536
Apr-21	931,183,125	863,026,351	12,265,547	0	41,014,690	14,876,537
Mar-21	931,498,605	858,131,782	17,400,000	0	41,050,477	14,916,346
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	322181015	17,276,578.80	17,316,534.75	23,410,000.00	05/16/19	1,831,597.65	1.52000	--	08/01/29	329
23	322181023	13,143,412.12	13,188,085.32	22,200,000.00	06/29/21	1,042,884.98	0.68360	09/30/21	08/06/29	269
41	303161323	8,341,000.73	8,430,347.66	11,800,000.00	06/22/21	1,186,353.21	2.58410	09/30/21	08/01/29	329
45	303161314	7,276,494.20	7,746,585.67	6,400,000.00	12/01/21	28,925.15	0.06210	09/30/21	07/01/29	208
46	303161313	7,184,386.55	7,532,589.94	5,800,000.00	12/01/21	82,608.80	0.17980	09/30/21	07/01/29	208
52	322181052	5,795,181.27	5,795,181.27	6,400,000.00	05/17/21	30,657.00	0.10050	09/30/21	07/06/29	328
69	322181069	2,649,302.28	2,649,302.28	4,150,000.00	04/03/19	190,172.00	2.12270	06/30/21	07/06/29	328
Totals		61,666,355.95	62,658,626.89	80,160,000.00		4,393,198.79

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
15	322181015	OF	LA	10/18/21	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

23	322181023	LO	IN	06/11/20	9
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

41	303161323	LO	CA	05/27/20	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

45	303161314	LO	OK	03/23/20	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

46	303161313	LO	OK	03/27/20	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

52	322181052	LO	CA	06/16/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
69	322181069	RT	GA	09/30/21	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	322181018	16,000,000.00	5.75000%	16,000,000.00 5.75000%		10	05/28/20	06/06/20	06/11/20
25	303161302	13,350,000.00	4.90000%	13,350,000.00 4.90000%		10	12/23/20	12/01/20	--
Totals		29,350,000.00		29,350,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	(67,333.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	563.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	4,000.00	0.00	0.00	14,626.22	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	4,000.00	0.00	0.00	11,580.20	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	(39,333.33)	0.00	0.00	(21,675.23)	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	0.00	0.00	336.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(86,666.66)	0.00	899.73	4,531.19	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(81,235.74)

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Supplemental Notes
None

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